SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13:-SHAREHOLDERS' EQUITY

a.The Company's share capital consisted of the following as of December 31, 2020 and 2019:

	Authorized		Outstanding
	December 31,		December 31,
	2020	2019	2020	2019
	Number of shares

Ordinary shares of NIS 0.04 par value each	200,000,000	200,000,000	34,437,296	34,397,776

b.Ordinary shares:

Ordinary shares confer on their holders voting rights and the right to receive dividends.

c.Dividends:

In February 2018, the Company adopted a dividend policy pursuant to which it intends to pay a quarterly cash dividend in the range of $0.10-$0.15 per share up to the lesser of 50% of the reported net income attributable to controlling interest (i) on a quarterly basis or (ii) on a year-to-date basis, subject in each case to approval by its board of directors.

In February 2020 the Company revised its dividend policy so that cash dividend will be distributed up to 50% of the year to date reported net income attributable to controlling interest less any amounts already paid as dividend for the respective period, provided that such calculated dividend is not less than $0.10. Any dividend payment is subject to approval by the Company’s board of directors.

Pursuant to the above policy the Company paid a total amount of $4,821 and $5,160 in 2020 and 2019, respectively, of dividend out of its non-tax exempt profit under the beneficiary enterprise.

d.Repurchase of shares:

On February 9, 2016, the Company’s Board of Directors approved a share repurchase plan authorizing the repurchase of up to $40,000 of the Company’s outstanding ordinary shares which was complete on August 3, 2016. Following the authorization, the Company repurchased 1,103,096 ordinary shares at an average price of $35.74 per share (excluding broker and transaction fees). The Company recorded shares repurchased at cost as part of its equity statement. During 2019 the Israeli tax authorities examined Company’s withholding tax filings and asserted that the Company’s buyback should be defined as dividend payment and as such is subject to 20% withholding tax. The Company denied such claim and during January 2020 the tax authorities issued a request for payment of approximately $11 million (approximately NIS 38 million) plus interest and fines. The Company submitted its response and intends to vigorously defend its position that the share repurchase should not be defined as dividend. The Company believes that the loss probability in this case is remote.

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CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 13:-SHAREHOLDERS' EQUITY (Cont.)

e.Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Ltd 2011 Incentive Compensation Plan (the “2011 Plan”) pursuant to which non-employee directors, officers, employees and consultants may receive stock options and RSUs exercisable for ordinary shares, if certain conditions are met. Under the plan the Company can grant up to 3,275,000 ordinary shares. On September 17, 2020 the Board of Directors adopted Caesarstone Ltd 2020 Share incentive plan (the “2020 Plan”). Under the 2020 Plan up to 2,500,000 ordinary shares may be granted. In addition, any shares that remain available for issuance under the 2011 Plan, as of the Effective Date, which shall not exceed 1,000,000 Shares, may also be granted under the 2020 Plan.

As of December 31, 2020, there were 1,499,224 options and restricted stock units (RSUs) outstanding under the Plan and 601,593 shares available or reserved for future issuance under the plan.

As of December 31, 2020, there was $2,744 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees and directors under the Plan. That cost is expected to be recognized over a weighted-average period of 1.5 years.

The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2020:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,410,750	19.16	776
Granted	141,500	11.42
Exercised	-	-
Forfeited	137,750	19.21

Outstanding - end of the year	1,414,500	18.11	257

Options exercisable at the end of the year	645,750	22.32	24

Vested and expected to vest	1,414,500	18.11	257

The weighted average fair value of options granted during 2020, 2019 and 2018 was $4.9, $6.2 and $7.2 per option. The weighted average fair value of options vested during 2020, 2019 and 2018 was $8.32, $14.18 and $12.95 per option. The intrinsic value of options exercised during 2020, 2019 and 2018 was $0, $35 and $0.

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CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 13:-SHAREHOLDERS' EQUITY (Cont.)

The intrinsic value of exercisable options (the difference between the Company’s closing share price on the last trading day in fiscal year 2020 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2020. This amount changes based on the fair market value of the Company’s ordinary shares.

The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2020:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	120,786	16.90	1,556
Granted	11,100	11.21
Exercised	(39,520)	19.23
Forfeited	(7,642)	14.55

Outstanding - end of the year	84,724	15.30	1,091

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	84,724	15.30	1,091

The awards outstanding as of December 31, 2020 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01 (RSUs)	84,724	5.28	$0.01	-	-	-
$10.4-14.5	566,500	5.48	$13.02	140,625	4.91	13.33
$15.3-17.7	520,500	5.16	$15.60	213,625	5.05	15.59
$20.2-30.0	165,500	3.59	$27.24	129,500	3.55	27.73
$30.1-42.2	162,000	1.93	$34.69	162,000	1.93	34.69

	1,499,224			645,750

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CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 13:-SHAREHOLDERS' EQUITY (Cont.)

Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2020	2019

Cost of revenues	$416	$284
Research and development expenses	176	173
Marketing and selling expenses	465	315
General and administrative expenses	1,801	2,860

Total	$2,858	$3,632